Schedule of Accounts Receivable Disaggregated Revenue (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Accounts receivable trade from spot charters	$ 3,852	$ 10,598
Accounts receivable trade from time charters	383	35
Less: Bad debt provisions	(26)	(26)
Total	4,146	10,469
Revenues Derived From Spot Charters [Member]
Disaggregation of Revenue [Line Items]
Less: Allowance for credit losses	$ (63)	$ (138)